SEGMENT REPORTING (Schedule of Total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	¥ 3,989,426	$ 626,028	¥ 3,474,849
CHINA
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	¥ 3,989,426	$ 626,028	¥ 3,474,849